EMPLOYEE BENEFIT PLANS (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Maximum age to receive health care coverage	65 years
Accumulated benefit obligation	$ 148,011	$ 108,838
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Required service period for employee participation	30 days
Basic contributions as a percentage of annual salary	50.00%
Company matching contribution, percent of match	200.00%
Company matching contribution, percent of employees' annual pay	3.00%
Contribution to the qualified defined contribution plans	$ 23,321	$ 19,746	$ 12,753
Estimated future contributions in 2016	$ 34,800
Pension Benefits [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	54.00%
Pension Benefits [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	40.00%
Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	6.00%